Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Line Items
Loss before income taxes	$ (2,362,239)	$ (4,346,200)	$ (6,805,535)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (625,993)	$ (1,151,743)	$ (1,803,467)
Non-deductible expenses and other items	182,056	413,499	130,211
Effect of exchange rate on deferred tax assets carried forward	225,846	424,023	142,518
Effect of higher tax rates in foreign jurisdiction	0	163,651	(446,821)
Change in deferred income tax rates and other	0	0	1,641,838
Change in deferred tax assets not recognized	218,091	150,570	335,721
Current tax expense (income)	$ 0	$ 0	$ 0